Stockholders' Equity (Details - Warrants) - Warrant [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants Outstanding, Beginning	90,000
Weighted Average Exercise Price Outstanding, Beginning	$ 2.50
Weighted average remaining contractual life, outstanding	4 years 6 months 3 days	3 years 10 months 24 days
Aggregate intrinsic value, outstanding	$ 0
Number of Warrants Granted	1,450,141
Weighted Average Exercise Price Granted	$ 3.13
Number of Warrants Exercised	0
Aggregate intrinsic value, Exercised	$ 0
Number of Warrants Outstanding, Ending	1,540,141	90,000
Weighted Average Exercise Price Outstanding, Ending	$ 2.63	$ 2.50
Aggregate intrinsic value, outstanding		$ 0